Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2022
Basis of Presentation (Policies)
Statement of compliance

These unaudited condensed interim consolidated financial statements (the “interim financial statements”) have been prepared in accordance with International Accounting Standard 34 – Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”). Certain disclosures included in the Company’s annual consolidated financial statements (the “consolidated financial statements”) prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB and interpretations issued by the IFRS Interpretations Committee (“IFRICs”) have been condensed or omitted herein. Accordingly, these interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2021.

These interim financial statements were approved and authorized for issuance by the Board of Directors of the Company on August 11, 2022.

Basis of preparation and consolidation

These interim financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control exists when the Company has power over an investee, exposure or rights to variable returns from its involvement with the investee, and the ability to use its power over the investee to affect the amount of the Company’s returns. The Company’s interim results are not necessarily indicative of its results for a full year.

The subsidiaries (with a beneficial interest of 100%) of the Company at June 30, 2022 were as follows:

Subsidiary	Place of incorporation	Functional currency
North Country Gold Corp. (“North Country”)	BC, Canada	CAD
Eastmain Resources Inc. (“Eastmain”)	ON, Canada	CAD
Eastmain Mines Inc. (“Eastmain Mines”) (a)	Canada	CAD
Fury Gold USA Limited (“Fury Gold USA”) (b)	Delaware, U.S.A.	USD

(a) Company incorporated federally in Canada.

(b) Fury Gold USA was incorporated on November 21, 2021 and provides certain administrative services with respect to employee benefits for US resident personnel.

These interim financial statements also include a 33.2% investment in Dolly Varden and a 25% investment in UMS (note 6) that are accounted for using the equity method.

These interim financial statements have been prepared on a historical cost basis except for certain financial instruments that have been measured at fair value (note 14). All amounts are expressed in thousands of Canadian dollars unless otherwise noted. Reference to US$ are to United States dollars. All intercompany balances and transactions have been eliminated.

Segmented information

The Company’s operating segments are reviewed by the key decision maker to make decisions about resources to be allocated to the segments and to assess their performance. The Company operates in one reportable operating segment, being the acquisition, exploration, and development of mineral resource properties, and in one geographical location, Canada.

Critical accounting estimates, judgements, and policies

The preparation of financial statements in accordance with IFRS requires management to select accounting policies and make estimates and judgments that may have a significant impact on consolidated financial statements. Estimates are continuously evaluated and are based on management’s experience and expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes may differ from these estimates.

In preparing the Company’s interim financial statements for the three and six months ended June 30, 2022, the Company applied the significant accounting policies and critical accounting estimates and judgements disclosed in notes 3 and 5, respectively, of its consolidated financial statements for the year ended December 31, 2021, except as noted below:

Investments in associates

The Company conducts a portion of its business through equity interests in associates. An associate is an entity over which the Company has significant influence and is neither a subsidiary nor a joint venture. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policy decisions.

The Company accounts for its investments in associates using the equity method. Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company’s share of earnings and losses of the associate, after any adjustments necessary to give effect to uniform accounting policies, and for impairment losses after the initial recognition date. The Company’s share of an associate’s losses that are in excess of its investment in the associate are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. The Company’s share of earnings and losses of its associate are recognized in net (earnings)/loss during the period.

New and amended standards not yet effective

Certain pronouncements have been issued by the IASB that are mandatory for accounting periods beginning after December 31, 2022. The Company has not early adopted any of these pronouncements, and they are not expected to have a significant impact in the foreseeable future on the Company’s consolidated financial statements once adopted.